PURCHASE ADVANCES, NET (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
PURCHASE ADVANCES, NET
Prepayment for construction	¥ 57,434,827	$ 8,464,846	¥ 14,489,026
Prepayment for others	534,670	78,801	380,358
Allowance for doubtful accounts	(211,641)	(31,192)	(249,828)
Purchase advance, net	¥ 57,757,856	$ 8,512,455	¥ 14,619,556